OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Reporting on Operating Segments
Reporting on operating segments

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2018

Revenues	$90,784	$23,685	$114,469

Gross profit	$37,988	$3,484	$41,472

Unallocated corporate expenses			(22,213)
Finance income, net			1,082

Income before taxes on income			$20,341

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2017

Revenues	$79,559	$23,266	$102,825

Gross profit	$28,224	$3,864	$32,088

Unallocated corporate expenses			(24,644)
Finance expense, net			(274)

Income before taxes on income			$7,170

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2016

Revenues	$55,958	$21,536	$77,494

Gross profit	$18,235	$3,125	$21,360

Unallocated corporate expenses			(26,841)
Finance expense, net			470

Loss before taxes on income			$(5,011)